Shareholders Equity (Parenthetical) (USD $)	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common stock sold to founders, price per share		$ 0.000125
Sale of common stock, price per share		$ 0.0025
Sale of common stock, price per share		$ 0.00125
Common stock issued for professional fees, price per share		$ 0.05
Private placement of common stock, price per share	$ 0.50	$ 0.05
Private placement of common stock, price per share	$ 0.25	$ 0.25
Common stock issued for consulting services, price per share		$ 0.05
Common stock issued for services, price per share	$ 0.25
Common stock to be issued for Website development, price per share		$ 0.05